Organization and Basis of Presentation (Details)	6 Months Ended
	Apr. 30, 2024	Nov. 10, 2022	May 10, 2018
Organization and Basis of Presentation [Line items]
Equity interest	10.00%
Guangxi Nanning [Member]
Organization and Basis of Presentation [Line items]
Equity interest	90.00%
Hangzhou Zhitongche Member
Organization and Basis of Presentation [Line items]
Equity interest	51.00%
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation [Line items]
Equity interest	49.00%
Jiuyao Youche [Member]
Organization and Basis of Presentation [Line items]
Equity interest	51.00%
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation [Line items]
Equity interest percentage		0.10%	59.00%
Shangli Jiuzi [Member]
Organization and Basis of Presentation [Line items]
Equity interest percentage			41.00%
Investors [Member]
Organization and Basis of Presentation [Line items]
Equity interest percentage	49.00%